Significant Accounting Policies - Schedule of Useful Lives of the Assets (Details)	Dec. 31, 2025
Computers [Member] | Minimum [Member]
Schedule of Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computers [Member] | Maximum [Member]
Schedule of Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Research and Development (“R&D”) equipment [Member] | Minimum [Member]
Schedule of Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Research and Development (“R&D”) equipment [Member] | Maximum [Member]
Schedule of Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Furniture and office equipment [Member] | Minimum [Member]
Schedule of Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Furniture and office equipment [Member] | Maximum [Member]
Schedule of Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	14 years
Leasehold Improvements [Member] | Minimum [Member]
Schedule of Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member] | Maximum [Member]
Schedule of Useful Lives of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	14 years